Share Purchase Warrants (Details) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Weighted Average Exercise Price
Granted		$ 0.32	$ 1.25
Warrants [Member]
Number of Warrants
Warrants Outstanding, Beginning Balance	8,486,048	265,125
Granted	71,258,000	8,220,923
Expired	(265,125)	0
Warrants Outstanding, Ending Balance	79,478,923	8,486,048
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 0.62	$ 0.45
Granted	0.35	0.62
Expired	(0.45)	0.00
Weighted Average Exercise Price, Ending Balance	$ 0.38	$ 0.62